Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Expenses [Abstract]
Schedule of accounts payable and accrued expenses
	December 31, 2022	December 31, 2021

Deferred bonus and salaries payable	$5,084,969	$3,173,739
Research and development expenses payable	563,913	519,012
Professional fees payable	226,407	166,190
Cost of healthcare services payable	138,316	142,968
Insurance expenses payable	33,367	35,010
Others	119,835	135,646
	$6,166,807	$4,172,565